Other operating results net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Other operating results net
Gain (loss) from commodity derivative financial instruments	$ 909	$ (5,083)	$ (16,089)
Gain from sale of subsidiaries and joint ventures	0	0	304
(Loss) gain from sale of property, plant and equipment	(674)	17	34
Realization of currency translation adjustment	428	0	0
Donations	378	343	647
Lawsuits and other contingencies	(7,765)	(714)	(1,184)
Interest and allowances generated by operating assets	(1,472)	3,081	10,906
Administration fees	116	84	39
Others	(78)	1,309	(1,430)
Total other operating results, net	$ (8,914)	$ (1,649)	$ (8,067)